Stock-based payment plans - Stock Options (Details)		6 Months Ended	12 Months Ended
	Jun. 18, 2016	Jun. 30, 2018 USD ($) Options shares	Dec. 31, 2017 $ / EquityInstruments Options	Feb. 07, 2018 Options $ / Options	Oct. 31, 2017 Options $ / Options	Jul. 28, 2017 Options $ / Options	Jun. 30, 2017 Options	May 03, 2017 Options $ / Options	Feb. 03, 2017 Options $ / Options	Dec. 31, 2016 Options	Dec. 02, 2016 Options $ / Options	Nov. 03, 2016 Options $ / Options	Aug. 24, 2016 Options $ / Options	Jul. 08, 2016 Options $ / Options	Apr. 15, 2016 Options $ / Option $ / Options	Feb. 04, 2016 Options $ / Option $ / Options	Oct. 20, 2015 Options $ / Option $ / Options	Jul. 23, 2015 Options $ / Option $ / Options	Apr. 24, 2015 Options $ / Option $ / Options	Feb. 06, 2015 Options $ / Option $ / Options	Dec. 18, 2014 Options $ / Option $ / Options	Oct. 24, 2014 Options $ / Option $ / Options	Apr. 24, 2014 Options $ / Option $ / Options	Dec. 17, 2013 Options $ / Option $ / Options	Jun. 12, 2013 Options $ / Option $ / Options	Sep. 21, 2012 Options $ / Option $ / Options	Apr. 30, 2012 Options $ / Option $ / Options	Apr. 25, 2012 Options $ / Option $ / Options	Jun. 29, 2011 Options $ / Option $ / Options	Feb. 16, 2011 Options $ / Option $ / Options	Jun. 11, 2010 Options $ / Option $ / Options
8-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate			0.125
Stock options
Number of stock options outstanding | $ / EquityInstruments			1.05
1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate	1
Stock Options [member]
Stock options
The threshold that percentage of maximum number of shares issuable upon exercise of outstanding employee stock options over the outstanding share capital		33.33%
Number of ordinary shares for exercisable stock options | shares		1,153,863
Weighted average exercise price of share options exercisable | $		$ 1.33
Number exercisable		7,882,141
Stock Options [member] | 8-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate		0.125
Stock options
Exercise price per option | $ / Options															1.66	1.57	1.34	1.34	1.29	1.15	1.15	1.15	0.62	0.62	0.62	0.62	0.55	0.55	0.24	0.24	0.46
Number exercisable		7,691,000													120,000	336,000	97,000	272,000	168,000	721,000	439,000	69,000	265,000	4,770,000	115,000	136,000	101,000	6,000	5,000	59,000	12,000
Number of stock options outstanding		9,367,000	11,539,000				14,471,000			16,778,000					299,000	689,000	355,000	441,000	283,000	1,185,000	534,000	112,000	265,000	4,770,000	115,000	136,000	101,000	6,000	5,000	59,000	12,000
Grant date fair value per option | $ / Option															0.58	0.51	0.45	0.45	0.44	0.44	0.44	0.44	0.44	0.02	0.02	0.03	0.03	0.03	0.10	0.10	0.06
Stock Options [member] | 1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate		1
Stock options
Exercise price per option | $ / Options				37.24	40.87	38.37		30.87	22.85		22.77	22.31	29.67	16.23
Number exercisable		191,000				5,000		7,000	23,000		15,000	8,000	4,000	129,000
Number of stock options outstanding		705,000	840,000	2,000	1,000	29,000	872,000	28,000	91,000	731,000	40,000	36,000	10,000	468,000
Grant date fair value per option | $ / Options				11.55	14.52	13.47		11.39	9.47		8.04	8.59	11.47	5.42